FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
Disclosure of financial risk management [Abstract]
FINANCIAL RISK MANAGEMENT
NOTE 22 - FINANCIAL RISK MANAGEMENT
The Group’s financial risk management strategy focuses on minimizing the cash flow impacts of volatility in foreign currency exchange rates and commodity prices, while maintaining the financial flexibility the Group requires in order to successfully execute its business strategy.
Due to Constellium’s capital structure and the nature of its operations, the Group is exposed to the following financial risks: (i) market risk including foreign exchange, commodity price and interest rate risks; (ii) credit risk and (iii) liquidity risk.
22.1 Foreign exchange risk
Foreign exchange risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates.
Net assets, earnings and cash flows are influenced by multiple currencies due to the geographic diversity of sales and the countries in which the Group operates.
Constellium has the following foreign exchange risk: i) transaction exposures, which include commercial transactions related to forecasted sales and purchases and on-balance sheet receivables/payables resulting from such transactions and financing transactions related to external and internal net debt, and ii) translation exposures, which relate to net investments in foreign entities that are converted in Euros in the Consolidated Financial Statements.
i. Commercial transaction exposures
The Group policy is to hedge committed and highly probable forecasted foreign currency operational transactions. The Group uses foreign exchange forwards and foreign exchange swaps for this purpose.
The following tables outline the nominal value (converted to millions of Euros at the closing rate) of forward derivatives for Constellium’s most significant foreign exchange exposures at December 31, 2023.

Sold currencies	Maturity Year	Less than 1 year	Over 1 year
USD	2024-2027	432	110
CHF	2024-2026	63	13
CZK	2024	3	—
Other currencies	2024	8	—

Purchased currencies	Maturity Year	Less than 1 year	Over 1 year
USD	2024-2026	120	14
CHF	2024-2026	118	17
CZK	2024-2025	80	39
Other currencies	2024	1	—
The Group has agreed to supply a major customer with fabricated metal products from a Euro functional currency entity and invoices in U.S. Dollars. The Group has entered into significant foreign exchange derivatives that matched related highly probable future conversion sales. The Group designates these derivatives for hedge accounting, with a total nominal amount of $209 million and $248 million at December 31, 2023 and December 31, 2022 respectively, with maturities ranging from 2024 to 2027.
The table below details the effect of foreign currency derivatives in the Consolidated Income Statement and the Consolidated Statement of Comprehensive Income:

		Year ended December 31,
(in millions of Euros)	Notes	2023	2022	2021
Derivatives that do not qualify for hedge accounting
Included in Other gains and losses - net
Realized gains on foreign currency derivatives - net	9	16	—	1
Unrealized (losses) / gains on foreign currency derivatives - net (A)	9	(12)	6	15
Derivatives that qualify for hedge accounting
Included in Other comprehensive income
Unrealized gains / (losses) on foreign currency derivatives - net		1	(16)	(21)
Gains reclassified from cash flow hedge reserve to the Consolidated Income Statement		6	8	4
Included in Revenue (B)
Realized losses on foreign currency derivatives - net	9	(6)	(8)	(2)
Unrealized losses on foreign currency derivatives - net	9	—	—	(2)
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized.
(B)Changes in fair value of derivatives that qualify for hedge accounting are included in Revenue when the related customer invoices are issued.
ii. Financing transaction exposures
When the Group enters into intercompany loans and deposits, the financing is generally provided in the functional currency of the subsidiary. The foreign currency exposure of the Group’s external funding and liquid assets is systematically hedged either naturally through intercompany foreign currency loans and deposits or through foreign currency derivatives.
At December 31, 2023, the net hedged position related to long-term and short-term loans and deposits in U.S. dollars included a forward sale of $82 million versus the Euro using simple foreign exchange forward contracts.

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Derivatives
Included in Finance costs - net
Realized gains / (losses) on foreign currency derivatives - net	4	2	(36)
Unrealized gains / (losses) on foreign currency derivatives - net	2	(1)	46
Total	6	1	10
Total realized and unrealized gains or losses on foreign currency derivatives are expected to partially offset the net foreign exchange result related to financing activities, both included in Finance costs - net.
Net debt derivatives settled during the year are presented in Other financing activities in the Consolidated Statement of Cash Flows.
Foreign exchange sensitivity on commercial and financing transaction exposures
The largest exposures of the Group are related to the Euro/U.S. Dollar exchange rate. The table below summarizes the impact on income and equity (before tax effect) of a 10% strengthening of the U.S. Dollar versus the Euro for non U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on income before tax	Effect on pretax equity
Trade receivables	1	—
Trade payables	(1)	—
Derivatives on commercial transactions (A)	(23)	(20)
Net commercial transaction exposure	(23)	(20)
Cash in Bank and intercompany loans	99	—
Borrowings	(108)	—
Derivatives on financing transactions	9	—
Net financing transaction exposure	—	—
Total	(23)	(20)
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized. The impact on pretax equity of €20 million relates to derivatives hedging the future sales spread from 2024 to 2027 which are designated as cash flow hedges.
The amounts shown in the table above may not be indicative of future results since the balances of financial assets and liabilities may change.
iii. Translation exposures
Foreign exchange impacts related to the translation of net investments in foreign subsidiaries from functional currency to Euro, and of the related revenue and expenses, are not hedged as the Group operates in these various countries on permanent basis except as described below.
Foreign exchange sensitivity on translation exposures
The exposure relates to foreign currency translation of net investments in foreign subsidiaries and arises mainly from operations conducted by U.S. Dollar functional currency subsidiaries.
The table below summarizes the impact on income and equity of a 10% strengthening of the U.S. Dollar versus the Euro (on average rate for net income and closing rate for equity) for U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on net income	Effect on equity
10% strengthening U.S. Dollar/Euro	2	84
The amounts shown in the table above may not be indicative of future results since the balances of financial assets and liabilities may change.
22.2 Commodity price risk
The Group is subject to the effects of market fluctuations in the price of aluminium, which is the Group’s primary metal input and a significant component of its output. The Group is also exposed to variation in regional premiums and in the price of zinc, natural gas, silver and copper, and other alloying metals but in a less significant way.
The Group policy is to minimize exposure to aluminium price volatility by passing through the aluminium price risk to customers and using derivatives where necessary. For most of its aluminium price exposure, sales and purchases of aluminium are converted to be on the same floating basis and then the same quantities are bought and sold at the same market price.
Temporary increases in inventory, to the extent material, are sold forward to the expected sales date to ensure the price paid for the metal will be redeemed when it is sold.
The Group also purchases fixed price copper, aluminium premium, silver and zinc derivatives to offset the commodity exposure where sales contracts have embedded fixed price agreements for these commodities.
In addition, the Group purchases natural gas fixed price derivatives to lock in energy costs where a fixed price purchase contract is not possible.
At December 31, 2023, the nominal amount of commodity derivatives is as follows:

(in millions of Euros)	Maturity	Less than 1 year	Over 1 year
Aluminium	2024-2027	331	44
Premium	2024-2027	19	6
Copper	2024	11	—
Silver	2024	26	—
Natural gas	2024-2026	17	11
Zinc	2024	6	—
The value of the contracts will fluctuate due to changes in market prices but our hedging strategy helps protect the Group’s margin on future conversion and fabrication activities. At December 31, 2023, these contracts were directly entered into with external counterparties.
The Group does not apply hedge accounting on commodity derivatives and therefore mark-to-market movements are recognized in Other gains and losses - net.

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Derivatives
Included in Other gains and losses - net
Realized (losses) / gains on commodity derivatives - net	(62)	(6)	112
Unrealized gains / (losses) on commodity derivatives - net	9	(53)	24
Commodity price sensitivity: risks associated with derivatives
The net impact on earnings and equity of a 10% increase in the market price of aluminium, based on the aluminium derivatives held by the Group at December 31, 2023 (before tax), with all other variables held constant, was estimated to be a €38 million gain. The balances of these financial instruments may change in future years, and therefore these amounts may not be indicative of future results.
22.3 Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of financial instruments will fluctuate because of changes in market interest rates. The Group’s interest rate risk arises principally from borrowings. Borrowings issued at variable rates expose the Group to cash flow interest rate risk, which is partially offset by cash and cash equivalent deposits earning interest at variable interest rates. Borrowings issued at fixed rates expose the Group to fair value interest rate risk. At December 31, 2023, the Group’s borrowings were mainly at fixed rates.
Interest rate sensitivity: risks associated with variable-rate financial instruments
The impact on income before income tax of a 50 basis point increase or decrease in the LIBOR, EURIBOR or SOFR interest rates as applicable, based on the variable rate financial instruments held by the Group at December 31, 2023 and 2022, with all other variables held constant, was estimated to be approximately €3 million for the years ended December 31, 2023, and December 31, 2022. However, the balances of such financial instruments may not remain constant in future years, and therefore these amounts may not be indicative of future results.
22.4 Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk with financial institutions and other parties as a result of cash-in-bank, cash deposits, mark-to-market on derivative transactions and customer trade receivables arising from the Group’s operating activities. The maximum exposure to credit risk for the year ended December 31, 2023 is the carrying value of each class of financial asset as described in NOTE 21 - Financial Instruments. The Group does not generally hold any collateral as security.
i. Credit risk related to transactions with financial institutions
Credit risk with financial institutions is managed by the Group’s Treasury department in accordance with a Board approved policy. Management is not aware of any significant risks associated with financial institutions as a result of cash and cash equivalent deposits, including short-term investments and financial derivative transactions.
The number of financial counterparties tabulated below shows our exposure to the counterparty by rating type (Parent company ratings from Moody’s Investor Services):

	At December 31,
	2023		2022
	Number of financial counterparties (A)	Exposure (in millions of Euros)	Number of financial counterparties (A)	Exposure (in millions of Euros)
Rated Aa or better	2	54	2	51
Rated A	10	159	6	112
Rated Baa	1	—	1	3
Total	13	213	9	166
(A)Financial counterparties for which the Group’s exposure is below €0.25 million have been excluded from the analysis.
ii. Credit risks related to customer trade receivables
The Group has a diverse customer base geographically and by industry. The responsibility for customer credit risk management rests with management. Payment terms vary and are set in accordance with practices in the different geographies and end-markets served. Credit limits are typically established based on internal or external rating criteria, which take into account such factors as the financial condition of the customers, their credit history and the risk associated with their industry segment.
Trade receivables are actively monitored and managed, at the business unit or site level. Business units report credit exposure information to Constellium management on a regular basis. Over 80% of the Group’s trade account receivables are insured by insurance companies rated A3 or better or sold to a factor on a non-recourse basis. In situations where collection risk is considered to be above acceptable levels, risk is mitigated through the use of advance payments, bank guarantees or letters of credit.
Historically, we have a very low level of customer default as a result of long history of dealing with our customer base and an active credit monitoring function. See NOTE 13 - Trade Receivables and Other for the aging of trade receivables.
22.5 Liquidity risk management
The Group’s capital structure includes shareholder’s equity, borrowings and various third-party financing arrangements. Constellium’s total capital is defined as total equity plus net debt. Net debt includes borrowings due to third parties less cash and cash equivalents.
Constellium’s overriding objectives when managing capital are to safeguard the business as a going concern, to maintain an optimal capital structure in order to minimize the weighted cost of capital, and to maximize returns for its owners.
All activities around cash funding, borrowings and financial instruments are centralized within Constellium’s Treasury department.
The liquidity requirements of the overall Company are funded by cash and drawings on available credit facilities, while the internal management of liquidity is optimized by means of cash pooling agreements and/or intercompany loans and deposits between the Company’s operating entities and central Treasury.
At December 31, 2023, the borrowing base for the Pan-U.S. ABL and the French Inventory Facility were €439 million and €100 million, respectively. After deduction of amounts drawn and letters of credit, the Group had €524 million outstanding availability under these revolving credit facilities.
At December 31, 2023, liquidity was €737 million, comprised of €202 million of cash and cash equivalents and €535 million of available undrawn facilities, including the €524 million described above.
At December 31, 2022, liquidity was €709 million, comprised of €166 million of cash and cash equivalents and €543 million of available undrawn facilities.
Margin calls
The Group’s financial institution counterparties may require margin calls should the mark-to-market of our derivatives hedging foreign exchange and commodity price risks exceed a pre-agreed contractual limit. In order to protect from potential margin calls for significant market movements, the Group enters into derivatives with a large number of financial counterparties and monitors margin requirements on a daily basis. In addition, the Group (i) ensures that financial counterparts hedging transactional exposure are also hedging foreign currency loan and deposit exposures and (ii) holds a significant liquidity buffer in cash or in availability under its various borrowing facilities.
At December 31, 2023 and 2022, there was no margin requirement paid as collateral to counterparties related to foreign exchange hedges nor related to aluminium or any other commodity hedges.
Undiscounted contractual financial assets and liabilities
The tables below show undiscounted contractual financial assets and financial liabilities values by relevant maturity groupings based on the remaining periods from December 31, 2023 and 2022, respectively, to the contractual maturity date.

	At December 31,
	2023			2022
(in millions of Euros)	Less than 1 year	Between 1- 5 years	Over 5 years	Less than 1 year	Between 1 - 5 years	Over 5 years
Financial assets
Net cash flows from derivative assets related to currencies and commodities	28	2	—	31	9	—
Trade receivables	386	—	—	465	—	—
Total	414	2	—	496	9	—

		At December 31,
		2023			2022
(in millions of Euros)	Notes	Less than 1 year	Between 1 - 5 years	After 5 years	Less than 1 year	Between 1 - 5 Years	After 5 years
Financial liabilities
Borrowings		8	936	761	5	698	1,087
Leases		30	96	62	35	98	86
Interest (A)		73	209	18	78	260	54
Net cash flows from derivative liabilities related to currencies and commodities		34	10		42	19	—
Trade payables and fixed asset payables	19	966	—	—	1,191	—	—
Total		1,111	1,251	841	1,351	1,075	1,227
(A)Interest disclosed is an undiscounted forecasted interest amount that excludes interest on leases.